Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of breakdown for non-current and current borrowings
The following table provides a breakdown for
non-current
and current borrowings:

	2023				2022
(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings	Guaranteed	Secured	Unsecured	Total borrowings
At January 1,	11,037	8,283	14,165	33,485	12,457	7,840	46,474	66,771
Repayments	(3,270)	(104,248)	(10,034)	(117,552)	(1,440)	(112,559)	(111,018)	(225,017)
Proceeds	813	126,196	26,310	153,319	20	112,511	78,198	190,729
Net foreign exchange difference	—	(336)	(815)	(1,151)	—	491	511	1,002

At December 31,	8,580	29,895	29,626	68,101	11,037	8,283	14,165	33,485

Repayable:
- Within one year	3,364	12,517	19,839	35,720	3,284	8,283	3,803	15,370
- In the second year	3,166	4,234	—	7,400	3,337	—	—	3,337
- In the third year	1,250	13,144	—	14,394	3,166	—	—	3,166
- Over three years	800	—	9,787	10,587	1,250	—	10,362	11,612

	8,580	29,895	29,626	68,101	11,037	8,283	14,165	33,485
Portion classified as current liabilities	(3,364)	(12,517)	(19,839)	(35,720)	(3,284)	(8,283)	(3,803)	(15,370)

Non-current portion	5,216	17,378	9,787	32,381	7,753	—	10,362	18,115

Summary of detailed information about assets pledged as security

	At December 31,
(Euro thousands)	2023	2022
Pledge of assets:
- Inventories	15,938	20,333
- Property, plant and equipment	7,852	10,535
- Trade receivables	1,993	2,566
- Other current assets	1,168	2,786

At December 31,	26,951	36,220

Summary of detailed information about main terms of borrowings
The main terms of the borrowings are detailed as follows:

				At December 31, 2023
Borrower	Interest rate	Terms	Expiry date	Of which current portion	Of which non- current portion
				(Euro thousands)
Fosun Fashion Group (Cayman) Limited	Fixed	6.00%	January 2024	1,081	—
Sergio Rossi S.p.A	Variable	Euribor 3m+4.50%	February 2024	1,186	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	June 2024	3,640	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	July 2024	94	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2024	141	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2024	109	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	October 2024	1,000	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	November 2024	4,000	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2024	317	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	December 2024	6,605	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2024	168	—
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	864	666
Arpège SAS	Fixed	9.10%	March 2026	4,234	17,378
St. John Knits, Inc.	Variable	SOFR+6.75%	April 2024	8,283	—
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	3,750
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	9,787
Wolford AG	Variable	Euribor 3m+4.00%	June 2029	—	800
Other borrowings	Variable	4.55%-4.80%	Up to March 2024	1,498	—

Total				35,720	32,381

				At December 31, 2022
Borrower	Interest rate	Terms	Expiry date	Of which current portion	Of which non- current portion
				(Euro thousands)
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	January 2023	633	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	February 2023	75	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	March 2023	283	—
St. John Knits, Inc.	Variable	LIBOR+7.50%	April 2023	8,283	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	April 2023	296	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	May 2023	294	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	June 2023	317	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	July 2023	606	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2023	269	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2023	269	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	October 2023	263	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2023	229	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2023	269	—
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	784	1,502
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	6,250
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	10,363

Total				15,370	18,115